Investment in subsidiaries - Acquisitions (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jul. 31, 2019
Acquisitions
Net cash acquired		€ (122)
Total cash consideration paid and net cash acquired	€ 136	10,202
European Liberty Global assets
Acquisitions
Acquisitions during the year		10,295
Total cash consideration paid and net cash acquired			€ 10,295
Other acquisitions
Acquisitions
Acquisitions during the year	€ 136	€ 29